Production costs	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Production costs
30. Production costs

	2019	2018

Labour	$100,908	$70,336
Fuel	12,931	16,454
Reagents	29,871	49,222
Electricity	16,330	13,864
Mining contractors	30,162	14,782
Operating and maintenance supplies and services	89,828	62,544
Site general and administrative costs	42,919	33,614
Royalties, production taxes and selling expenses	11,890	8,629
	$334,839	$269,445